H3 Statement of cash flows	12 Months Ended
Dec. 31, 2018
Text block [abstract]
H3 Statement of cash flows

H3 Statement of cash flows

Interest paid in 2018 was SEK –829 million (SEK –794 million in 2017 and SEK –1,269 million in 2016) and interest received in 2018 was SEK –283 million (SEK 1 million in 2017 and SEK 110 million in 2016). Taxes paid, including withholding tax, were SEK –5,874 million in 2018 (SEK –4,724 million in 2017 and SEK –9,105 million in 2016).

Cash and cash equivalents include cash of SEK 18,998 (18,403) million and temporary investments of SEK 19,391 (17,481) million. For more information regarding the disposition of cash and cash equivalents and unutilized credit commitments, see Note F4, “Interest-bearing liabilities.”

Cash and cash equivalents as of December 31, 2018, include SEK 3.1 (3.1) billion in countries where there exists significant cross-border conversion restrictions due to hard currency shortage or strict government controls. This amount is therefore not considered available for general use by the Parent Company.

Adjustments to reconcile net income to cash

	2018	2017 1)		2016 1)
Property, plant and equipment
Depreciation	3,275	4,103		4,421
Impairment losses/reversals of impairments	568	2,211		148

Total	3,843	6,314		4,569
Intangible assets
Amortizations
Capitalized development expenses	2,559	2,681		1,815
Intellectual Property Rights, brands and other intangible assets	1,387	1,667		2,650

Total amortizations	3,946	4,348		4,465
Impairments
Capitalized development expenses	254	2,245		85
Intellectual Property Rights, brands and other intangible assets	—	2,019		—
Goodwill	275	12,966		—

Total impairments	529	17,230		85

Total	4,475	21,578		4,550

Total depreciation, amortization and impairment losses on property, plant and equipment and intangible assets	8,318	27,892		9,119
Taxes	–1,897	–9,064	1)	–6,449	1)
Dividends from joint ventures/associated companies 2)	30	77		84
Undistributed earnings in joint ventures/ associated companies 2)	–53	–21		–26
Gains/losses on sales of investments and operations, intangible assets and PP&E, net 3)	212	–167		–37
Other non-cash items 4)	1,220	607		3,172

Total adjustments to reconcile net income to cash	7,830	19,324		5,863

1)	2017 and 2016 are restated due to implementation of IFRS 15 “Revenue from Contracts with Customers,” for more information see Note A3, “Changes in accounting policies.”
2)	See Note E3, “Associated companies.”
3)	See Note B4, “Other operating income and expense.”
4)	Refers mainly to unrealized foreign exchange, gains/losses on financial instruments.

For information about reconciliation of liabilities arising from financing activities, see Note F4, “Interest-bearing liabilities.”

Acquisitions/divestments of subsidiaries and other operations

	Acquisitions	Divestments
2018
Cash flow from business combinations1)	–1,220	226
Acquisitions/divestments of other investments	–398	107

Total	–1,618	333
2017
Cash flow from business combinations1)	–62	459
Acquisitions/divestments of other investments	–227	106

Total	–289	565
2016
Cash flow from business combinations1)	–781	25
Acquisitions/divestments of other investments	–203	337

Total	–984	362

1)	See also Note E2, “Business combinations.”